SHARE CAPITAL (Details Textual) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Common Stock Authorized Shares	unlimited
Preferred Stock Authorized Shares	unlimited
Issuance of stock on exercise of employee stock options (in shares)	(1,086,102)
Common Stock Shares Percentage			15.00%
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercises in Period, Total Intrinsic Value	$ 707	$ 3,967
Stock based compensation	1,559	1,381
Employee Service Share-based Compensation, Nonvested Awards, Total Compensation Cost Not yet Recognized, Stock Options	3,447
Share Based Compensation Arrangement By Share Based Payment Weighted Average Vesting Term	3 years 4 months 24 days
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested in Period, Fair Value	$ 1,614	$ 1,255
Stock Options [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount	452,344	1,285,610
Common Stock [Member]
Issuance of stock on exercise of employee stock options (in shares)	1,086,102	861,326
Stock Issued During Period, Shares, Issued for Cash	2,420,000	1,094,000
Additional Paid-In Capital [Member]
Stock Issued During Period, Shares, Issued for Cash	989,000	266,000